Real Estate Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2012
Real Estate Acquisitions and Dispositions
Real Estate Acquisitions and Dispositions

4.    Real Estate Acquisitions and Dispositions

            We acquire properties to generate both current income and long-term appreciation in value. We acquire individual properties or portfolios of other retail real estate companies that meet our investment criteria and sell properties which no longer meet our strategic criteria. Unless otherwise noted below, gains and losses on these transactions are included in gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net in the accompanying consolidated statements of operations and comprehensive income.

            Our consolidated and unconsolidated acquisition and disposition activity for the periods presented are highlighted as follows:

  2012 Acquisitions

            On December 31, 2012, as discussed in Note 7, we contributed a wholly-owned property to a newly formed joint venture in exchange for an interest in a property contributed to the same joint venture by our joint venture partner.

            On December 4, 2012, we acquired the remaining 50% noncontrolling equity interest in two previously consolidated outlet properties located in Grand Prairie, Texas, and Livermore, California, and, accordingly, we now own 100% of these properties. We paid consideration of $260.9 million for the additional interest in the properties, 90% of which was paid in cash and 10% of which was satisfied through the issuance of units of the Operating Partnership. In addition, the construction loans we had provided to the properties totaling $162.5 million were extinguished on a non-cash basis. The transaction was accounted for as an equity transaction, as the properties had been previously consolidated.

            On June 4, 2012, we acquired a 50% interest in a 465,000 square foot outlet center located in Destin, Florida for $70.5 million.

            On March 22, 2012, as discussed in Note 7, we acquired additional interests in 26 of our joint venture properties from SPG-FCM Ventures, LLC, or SPG-FCM, in a transaction valued at approximately $1.5 billion, or the Mills transaction.

            On March 14, 2012, as discussed in Note 7, we acquired a 28.7% equity stake in Klépierre for approximately $2.0 billion, including the capitalization of acquisition costs.

            On January 6, 2012, as discussed in Note 7, we purchased an additional 25% interest in Del Amo Fashion Center.

  2011 Acquisitions

            On December 31, 2011, we and our joint venture partner dissolved a venture in which we had a 50% interest and distributed a portfolio of properties previously held within the venture to us and our joint venture partner. As a result, we have a 100% interest in and now consolidate the six properties we received in the distribution. The distribution resulted in a remeasurement of the distributed assets to estimated fair value and a corresponding non-cash gain of $168.3 million in the fourth quarter of 2011 representing the estimated fair value of the net assets received in excess of the carrying value of our interest in the joint venture portfolio. The asset and liability allocations were recorded based on preliminary portfolio fair value estimates at the date of distribution and were finalized during the third quarter of 2012 resulting in an allocation to investment property of $585.0 million, lease related intangibles of $59.1 million and mortgage debt of $468.8 million, including debt premiums. We amortize these amounts over the estimated life of the related depreciable components of investment property, typically no greater than 40 years, the terms of the applicable leases and the applicable debt maturity, respectively. The adjusted allocations did not have a material impact on the results of operations for the year ended, or on our financial position at, December 31, 2012.

            On August 25, 2011, we acquired additional controlling interests of approximately 83.75% in The Plaza at King of Prussia and The Court at King of Prussia, or collectively, King of Prussia, thereby increasing our ownership interest to 96.1%. The property is subject to a $160.1 million mortgage. The consolidation of this previously unconsolidated property resulted in a remeasurement of our previously held interest to fair value and a corresponding non-cash gain of $82.9 million in the third quarter of 2011.

            On July 19, 2011, we acquired a 100% ownership interest in a lifestyle center located in Albuquerque, New Mexico. Also, during the second quarter, we purchased an additional noncontrolling interest in an unconsolidated mall.

            During the third quarter of 2011 we contributed a wholly-owned property to a joint venture which holds our interests in nine unconsolidated properties. The transaction effectively exchanged a portion of our interest in this previously wholly-owned property for increased ownership interests in the nine unconsolidated properties. This transaction had no material impact on the statement of operations.

  2010 Acquisitions

            During 2010, we acquired a controlling interest in a previously unconsolidated mall which resulted in a remeasurement of our previously held equity interest to fair value and corresponding gain of approximately $13.0 million. This gain is included in gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net in the accompanying consolidated statements of operations and comprehensive income.

            On August 30, 2010, we completed the Prime acquisition, adding 21 outlet centers, including a center located in Puerto Rico, which was acquired on May 13, 2010. The transaction was valued at approximately $2.3 billion, including the assumption of existing mortgage indebtedness of $1.2 billion and the repayment of $310.7 million of preexisting mortgage loans at closing. We paid consideration comprised of 80% cash and 20% in units of the Operating Partnership. We issued approximately 1.7 million units with an issuance date fair value of approximately $154.5 million. We funded the cash portion of this acquisition through draws on our unsecured revolving credit facility.

            We recorded our acquisition of these 21 outlet centers using the acquisition method of accounting. Tangible and intangible assets and liabilities were established based on their estimated fair values at the date of acquisition. The results of operations of the acquired properties have been included in our consolidated results from the date of acquisition. The purchase price allocations were finalized during the second quarter of 2011.

            On May 28, 2010, we acquired an additional interest of approximately 19% in Houston Galleria, located in Houston, Texas thereby increasing our noncontrolling interest from 31.5% to 50.4%.

  2012 Dispositions

            During 2012, we disposed of our interest in eight consolidated retail properties and four unconsolidated retail properties. Our share of the net gain on these disposals was $15.5 million. In addition, during the first quarter of 2012, we sold one of our retail properties with a carrying value of $115.0 million for nominal consideration and the assumption of the related mortgage debt of $115.0 million by the acquirer.

            On May 3, 2012, we sold our investment in two residential apartment buildings located at The Domain in Austin, Texas. Our share of the gain from the sale was $12.4 million, which is included in other income in the consolidated statements of operations and comprehensive income.

            On January 9, 2012, as discussed in Note 7, we sold our entire ownership interest in GCI to our venture partner, Auchan S.A.

  2011 Dispositions

            During 2011, we agreed to dispose of consolidated properties that had an aggregate carrying value of $355.4 million and debt obligations of $177.0 million for aggregate sales proceeds of $136.0 million resulting in a net loss of $42.4 million.

  2010 Dispositions

            During the year ended December 31, 2010, we disposed of three retail properties with an aggregate carrying value of $91.4 million and debt obligations of $91.3 million for which we received aggregate sale proceeds of $5.8 million. The net gain on these disposals was $5.7 million.